Other Contract Holder Funds - Liabilities for Other Contract Holder Funds (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds	$ 57,980	$ 57,980	[1]	$ 58,489	$ 58,489	[1]	$ 63,342
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		835			830
Variable Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		10,259			9,456
Fixed Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,481			12,947
Fixed Indexed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,787			13,161
RILA
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,875			110
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		11,215			11,570
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,319			1,394
Institutional Products
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		9,019			8,830
Other Product Lines
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		$ 190			$ 191

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.